Long-term debt (Details Textuals) In Millions, unless otherwise specified	1 Months Ended			1 Months Ended	12 Months Ended												1 Months Ended	12 Months Ended	1 Months Ended	12 Months Ended		3 Months Ended			12 Months Ended		12 Months Ended		12 Months Ended
	Jun. 30, 2010	Mar. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Sep. 30, 2010 Export Import Bank Of China And The Bank Of China Limited [Member] USD ($)	Dec. 31, 2010 Export Import Bank Of China And The Bank Of China Limited [Member]	Mar. 31, 2011 Export Import Bank Of China And The Bank Of China Limited [Member] USD ($)	Dec. 31, 2010 Commercial Banks [Member] USD ($)	Mar. 31, 2011 Export Development Canada [Member] USD ($)	Oct. 31, 2010 Export Development Canada [Member] USD ($)	Mar. 31, 2011 Banco Nacional de Desenvolvimento Economico Social [Member] USD ($)	Jun. 30, 2010 Banco Nacional de Desenvolvimento Economico Social [Member] BRL	Jun. 30, 2010 Banco Nacional de Desenvolvimento Economico Social [Member] USD ($)	Mar. 31, 2011 Banco Nacional de Desenvolvimento Economico Social [Member] New Agreement [Member] BRL	Mar. 31, 2011 Banco Nacional de Desenvolvimento Economico Social [Member] New Agreement [Member] USD ($)	Apr. 30, 2011 Banks Syndicate [Member] New Revolving Line of Credit Facility [Member] USD ($)	Mar. 31, 2011 Banks Syndicate [Member] New Revolving Line of Credit Facility [Member] USD ($)	Sep. 30, 2010 6.875% Notes due in 2039 USD ($)	Dec. 31, 2010 6.875% Notes due in 2039	Sep. 30, 2010 4.625% Notes due in 2020 USD ($)	Dec. 31, 2010 4.625% Notes due in 2020	Mar. 31, 2011 Euro Bond [Member]	Mar. 31, 2011 Floating Rate Debt [Member] USD ($)	Dec. 31, 2010 Floating Rate Debt [Member]	Jun. 30, 2010 Pre Export Finance Agreement [Member] USD ($)	Dec. 31, 2010 PT International [Member] USD ($)	Mar. 31, 2011 PT International [Member] USD ($)	Dec. 31, 2010 BNDES [Member] USD ($)	Mar. 31, 2011 BNDES [Member] USD ($)	Dec. 31, 2010 NEXI [Member] USD ($)	Dec. 31, 2010 JBIC [Member] USD ($)	Mar. 31, 2011 Revolving Line Of Credit Facility Member USD ($)	Mar. 31, 2011 Vale International [Member] USD ($)
Long-Term Debt (Textuals)
Percentage of derivative transactions cost			3.27%																		4.71%		3.04%
Total cost of derivative transactions																						$ 6,596
Amount which includes above original interest rate																						5,756
Interest rate of unconditionally guaranteed notes																						7.10%
Number of ore carriers build through financing				12
Capacity of ore carrier				400,000
Line of credit repayment term	10 years			13 years
Issuance of unconditionally guaranteed notes																	1,000		750
Maturity price in percentage																		110.872%		99.03%
Export facility agreement through PT International																									300		4,000		2,000	3,000
Amount available for purchases of goods and services from facility									500																	300	7,300
Amount available for investments from the facility									500						3,000																1,600	850
Letter of credit issued and outstanding		118				291		250		155						300												1,212
Secured Debt		2	2
Unsecured Debt		23,583	24,412
Guarantee obligations maximum exposure		177
Interest rate of euronotes																		6.875%		4.625%
Line of credit disbursement period					3 years
Amount financed for the acquisition of certain equipment				$ 1,229			$ 300		$ 1,000		774	$ 430	103	$ 62										$ 500